UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:   BlackRock Long-Horizon Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-

Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 3.5%
ANTA Sports Products Ltd.	3,240,000	$10,312,446
Denmark — 3.0%
Novo Nordisk A/S, Class B	251,143	9,076,241
India — 3.6%
HDFC Bank Ltd.	507,955	10,883,661
Ireland — 4.5%
Medtronic PLC	175,134	13,313,687
Netherlands — 3.0%
ASML Holding NV	73,806	8,961,800
Sweden — 6.8%
Assa Abloy AB, Class B	510,890	9,667,299
Hexagon AB, Class B	268,521	10,621,799

		20,289,098
United Kingdom — 11.1%
AstraZeneca PLC	155,077	8,229,778
British American Tobacco PLC	189,175	11,677,372
Liberty Media Corp. — Liberty Formula One, (Acquired 1/23/17, cost $699,256) (a)(b)	25,478	699,256
Lloyds Banking Group PLC	5,288,872	4,337,935
Shire PLC	146,193	8,139,407

		33,083,748
United States — 60.4%
Alphabet, Inc., Class C (b)	12,612	10,049,115
AutoZone, Inc. (b)	20,685	14,996,211
Colgate-Palmolive Co.	208,958	13,494,508
Comcast Corp., Class A	201,191	15,173,825
Danaher Corp.	154,668	12,979,738
Estee Lauder Cos., Inc., Class A	116,321	9,446,428
First Republic Bank	97,743	9,220,097
H&R Block, Inc.	367,830	7,893,632
Honeywell International, Inc.	113,781	13,462,568
International Paper Co.	161,826	9,159,352
Intuit, Inc.	94,377	11,191,225
Mastercard, Inc., Class A	136,321	14,495,012
Stericycle, Inc. (b)(c)	133,718	10,315,006
Union Pacific Corp.	115,582	12,318,730
UnitedHealth Group, Inc.	99,768	16,172,393

180,367,840
Total Common Stocks — 95.9%		286,288,521

Corporate Bonds	Par (000)	Value
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/12 (b)(d)(e)(f)	$1,000	$5,000
United Kingdom — 0.1%
Delta Topco Ltd., (Acquired 1/23/17, cost $149,684), 2.00%, 7/23/19 (a)(g)	119	149,684
Total Corporate Bonds - 0.1%		154,684

Preferred Stock — 2.3%	Shares
United States — 2.3%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00% (a)(b)	532,725	7,053,279
Total Long-Term Investments (Cost — $271,818,190) — 98.3%		293,496,484

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (h)(i)	250,831	250,831
SL Liquidity Series, LLC, Money Market Series, 0.94% (h)(i)(j)	2,063,676	2,064,088
Total Short-Term Securities (Cost — $2,314,888) — 0.8%		2,314,919
Total Investments (Cost — $274,133,078*) — 99.1%		295,811,403
Other Assets Less Liabilities — 0.9%		2,660,284

Net Assets — 100.0%		$298,471,687

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$274,251,634

Gross unrealized appreciation	$45,585,100
Gross unrealized depreciation	(24,025,331)

Net unrealized appreciation	$21,559,769

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $7,902,219 and an original cost of $7,848,947, which was 2.6% of its net assets.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Issuer filed for bankruptcy and/or is in default.

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

(e)	Zero-coupon bond.
(f)	Convertible security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	250,831	250,831	$250,831	$1,958		—	—
SL Liquidity Series, LLC, Money Market Series	94,353	1,969,323	2,063,676	2,064,088	1,206	[1]	—	$31
Total				$2,314,919	$3,164		—	$31

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Current yield as of period end.
(j)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	—	$10,312,446	—	$10,312,446
Denmark	—	9,076,241	—	9,076,241
India	—	10,883,661	—	10,883,661
Ireland	$13,313,687	—	—	13,313,687
Netherlands	—	8,961,800	—	8,961,800
Sweden	—	20,289,098	—	20,289,098
United Kingdom	—	33,083,748	—	33,083,748
United States	180,367,840	—	—	180,367,840
Corporate Bonds	—	—	$154,684	154,684
Preferred Stock	—	—	7,053,279	7,053,279
Short-Term Securities	250,831	—	—	250,831
Total	$193,932,358	$92,606,994	$7,207,963	$293,747,315
Investments valued at NAV[1]				2,064,088

Total				$295,811,403

[1]	As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2017	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2016	$46,788	$1,592,557	$7,053,279	$8,692,624
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(349,149)	(636,759)	—	(985,908)
Net change in unrealized appreciation (depreciation)[1]	915,744	17,705	—	933,449
Purchases	—	308,373	—	308,373
Sales	(613,383)	(1,127,192)	—	(1,740,575)
Closing Balance as of January 31, 2017	—	$154,684	$7,053,279	$7,207,963
Net change in unrealized appreciation (depreciation) on investments held as of January 31, 2017[1]	—	$5,000	—	$5,000

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $5,000.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Corporate Bonds	$149,684	Market	Yield	[1]	11.25%
			Volatility	[2]	36.30%
Preferred Stocks	7,053,279	Income	Unlevered beta	[1]	0.95
			Private Equity Premium	[1]	7.00%
			Company Specific Premium	[1]	14.60%
Total	$7,202,963

[1]	Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 23, 2017